Dissagreggated Revenue - Schedule of Breakdown of our Gross Profit and Gross Profit Margin (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Breakdown of our Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 137,247,341	$ 17,633,567	$ 235,667,734	$ 174,202,627
Cost of revenue	86,561,692	11,121,464	186,223,181	139,154,316
Gross profit	$ 50,685,649	$ 6,512,103	$ 49,444,553	$ 35,048,311
Gross profit margin %	37.00%	37.00%	21.00%	20.10%
Private-labelled apparel products [Member]
Schedule of Breakdown of our Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 66,685,405	$ 8,567,755	$ 196,736,307	$ 156,316,352
Cost of revenue	59,768,785	$ 7,679,106	178,307,992	134,239,759
Gross profit	$ 6,916,620		$ 18,428,315	$ 22,076,593
Gross profit margin %	10.40%	10.40%	9.40%	14.10%
Own-branded apparel products [Member]
Schedule of Breakdown of our Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 70,561,936	$ 9,065,812	$ 38,931,427	$ 17,886,275
Cost of revenue	26,792,907	$ 3,442,358	7,915,189	4,914,557
Gross profit	$ 43,769,029		$ 31,016,238	$ 12,971,718
Gross profit margin %	62.00%	62.00%	79.70%	72.50%